CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable - net of allowance	$ 6,460	$ 5,946
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000.0	1,000,000.0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Redeemable Preferred Stock
Temporary equity, par value	$ 0.01	$ 0.01
Temporary equity, shares authorized	900,000	900,000
Temporary equity, shares issued	0
Temporary equity, shares outstanding	0	677,484
Temporary equity, liquidation preference		$ 685,350
Class A common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	2,000,000,000.0	2,000,000,000.0
Common stock, shares, issued	394,800,000	196,100,000
Common stock, shares, outstanding	394,800,000	196,100,000
Class B common stock
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	5,100,000	5,100,000
Common stock, shares, issued	0	0
Common stock, shares, outstanding	0	0